As filed with the Securities and Exchange Commission on July 13, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2015 – May 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

CVR DYNAMIC ALLOCATION FUND

Semi-Annual Report
May 31, 2016
(Unaudited)

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2016

Shares	Security Description	Value

Common Stock - 81.7%
Aerospace & Defense - 6.3%
698	Curtiss-Wright Corp.	$58,087
764	General Dynamics Corp.	108,389
7,645	HEICO Corp.	508,775
433	L-3 Communications Holdings, Inc.	59,412
468	Lockheed Martin Corp.	110,556
629	Orbital ATK, Inc.	54,742
559	Rockwell Collins, Inc.	49,415
586	Teledyne Technologies, Inc. (a)	57,504
764	The Boeing Co.	96,379
231	TransDigm Group, Inc. (a)	60,878
		1,164,137
Agricultural Operations - 0.5%
825	Monsanto Co.	92,788

Airlines - 4.0%
8,023	Delta Air Lines, Inc.	348,680
9,052	Spirit Airlines, Inc. (a)	393,490
		742,170
Apparel, Shoes, etc. - 4.5%
7,697	Michael Kors Holdings, Ltd. (a)	328,816
839	NIKE, Inc., Class B	46,330
6,018	The TJX Cos., Inc.	458,090
		833,236
Auto - 2.4%
3,813	Ford Motor Co.	51,437
5,180	Visteon Corp. (a)	388,397
		439,834
Building - Mobile Home/RV - 2.2%
6,338	Thor Industries, Inc.	411,970

Chemicals - Agricultural - 0.3%
1,099	CF Industries Holdings, Inc.	30,398
1,279	The Mosaic Co.	32,269
		62,667
Chemicals - Basic - 5.6%
16,115	Chemtura Corp. (a)	429,948
9,512	Innospec, Inc.	461,902
866	LyondellBasell Industries NV, Class A	70,458
1,455	The Dow Chemical Co.	74,729
		1,037,037
Chemicals - Paint - 0.8%
679	PPG Industries, Inc.	73,114
264	The Sherwin-Williams Co.	76,848
		149,962

Chemicals - Specialty - 0.8%
521	Air Products & Chemicals, Inc.	74,316
662	Praxair, Inc.	72,727
		147,043
Cleaning and Prep - 0.4%
675	Ecolab, Inc.	79,137

Commercial Services - 0.3%
635	Omnicom Group, Inc.	52,915

Computer Software - 0.4%
1,769	Activision Blizzard, Inc.	69,451

Diversified Operations - 4.6%
7,575	Crane Co.	434,805
3,628	Honeywell International, Inc.	412,975
		847,780
Electronic Components - 2.1%
4,541	IPG Photonics Corp. (a)	392,252

Financials - 1.1%
753	MasterCard, Inc., Class A	72,213
1,404	PayPal Holdings, Inc. (a)	53,057
947	Visa, Inc., Class A	74,756
		200,026
Food - 6.9%
7,976	Cal-Maine Foods, Inc.	354,932
16,274	Pilgrim's Pride Corp. (a)	404,735
5,737	Sanderson Farms, Inc.	514,666
		1,274,333
Homebuilders - 2.3%
249	NVR, Inc. (a)	431,517

Household - Appliance/Wares - 0.3%
423	The Middleby Corp. (a)	52,537

Industrial Distribution - 2.2%
5,562	MSC Industrial Direct Co., Inc.	416,872

Industrials - 0.9%
2,076	Graco, Inc.	166,640

Insurance - Accidental & Health - 0.4%
1,091	Aflac, Inc.	75,781

Insurance - Brokers - 0.8%
681	Aon PLC	74,413
1,949	Brown & Brown, Inc.	70,281
		144,694

See Notes to Financial Statements.	1

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2016

Shares	Security Description	Value

Insurance - Property/Casualty/Title - 3.9%
977	American Financial Group, Inc.	$71,595
1,344	AMERISAFE, Inc.	81,621
575	Chubb, Ltd.	72,801
1,061	Cincinnati Financial Corp.	73,315
357	Everest Re Group, Ltd.	63,942
78	Markel Corp. (a)	74,334
591	RenaissanceRe Holdings, Ltd.	68,266
1,939	Selective Insurance Group, Inc.	72,034
596	The Travelers Cos., Inc.	68,027
1,264	WR Berkley Corp.	72,086
		718,021
Internet - 5.6%
121	Alphabet, Inc., Class A (a)	90,611
349	Amazon.com, Inc. (a)	252,254
180	Equinix, Inc. REIT	65,160
528	Expedia, Inc.	58,735
823	Facebook, Inc., Class A (a)	97,780
506	LinkedIn Corp., Class A (a)	69,069
1,440	Netflix, Inc. (a)	147,701
109	The Priceline Group, Inc. (a)	137,812
898	TripAdvisor, Inc. (a)	60,830
645	VeriSign, Inc. (a)	55,122
		1,035,074
Machinery - 6.9%
1,044	Badger Meter, Inc.	78,300
1,180	EnPro Industries, Inc.	59,673
1,479	Flowserve Corp.	71,184
827	IDEX Corp.	68,922
4,124	Illinois Tool Works, Inc.	437,268
1,109	Ingersoll-Rand PLC	74,092
1,817	ITT, Inc.	64,522
1,246	John Bean Technologies Corp.	75,607
612	Parker Hannifin Corp.	70,282
2,014	Sun Hydraulics Corp.	58,950
1,338	Tennant Co.	71,851
2,637	The Gorman-Rupp Co.	81,615
1,297	Woodward, Inc.	73,851
		1,286,117
Media - 3.6%
7,010	Scripps Networks Interactive, Inc., Class A	451,023
1,059	The Walt Disney Co.	105,074
717	Time Warner, Inc.	54,248
1,846	Twenty-First Century Fox, Inc., Class A	53,313
		663,658
Metal Processing & Fabrication - 0.2%
303	Valmont Industries, Inc.	41,911

Paper & Paper Products - 0.2%
903	International Paper Co.	38,070

Retail - Restaurant - 0.7%
666	McDonald's Corp.	81,292
873	Starbucks Corp.	47,919
		129,211
Retail - Wholesale/Building - 0.7%
686	Lowe's Cos., Inc.	54,969
633	The Home Depot, Inc.	83,632
		138,601
Semiconductor - 2.2%
11,562	Cirrus Logic, Inc. (a)	416,232

Software - 0.4%
805	Salesforce.com, Inc. (a)	67,387

Telecommunications - Cable - 0.8%
211	Charter Communications, Inc., Class A (a)	46,251
1,562	Comcast Corp., Class A	98,874
		145,125
Tobacco - 2.2%
8,125	Reynolds American, Inc.	403,812

Transportation - Freight - 0.3%
492	United Parcel Service, Inc., Class B	50,720

Transportation - Logistics - 3.3%
7,416	CH Robinson Worldwide, Inc.	556,052
1,067	Expeditors International of Washington, Inc.	51,803
		607,855
Transportation - Rails - 0.6%
1,258	Union Pacific Corp.	105,911

Total Common Stock (Cost $14,393,242)	15,132,484

Money Market Fund - 7.4%
1,370,645	Fidelity Institutional Cash Money Market Fund, 0.34% (b) (Cost $1,370,645)	1,370,645

Total Investments - 89.1% (Cost $15,763,887)*	$16,503,129
Other Assets & Liabilities, Net – 10.9%	2,024,989
Net Assets – 100.0%	$18,528,118

See Notes to Financial Statements.	2

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2016

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of May 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,022,996
Gross Unrealized Depreciation	(283,754)
Net Unrealized Appreciation	$739,242

As of May 31, 2016, the Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc.	(210,000)	Australian Dollar	06/03/16	$150,585	$(1,174)
	(168,000)	Australian Dollar	06/03/16	125,934	4,527
	(147,000)	Australian Dollar	06/03/16	107,507	1,275
	(126,000)	Australian Dollar	06/03/16	96,204	5,148
	(126,000)	Australian Dollar	06/03/16	92,032	976
	(105,000)	Australian Dollar	06/03/16	75,503	(377)
	(105,000)	Australian Dollar	06/03/16	76,861	981
	(105,000)	Australian Dollar	06/03/16	80,270	4,390
	(84,000)	Australian Dollar	06/03/16	61,832	1,128
	(63,000)	Australian Dollar	06/03/16	48,080	2,552
	(63,000)	Australian Dollar	06/03/16	48,509	2,981
	42,000	Australian Dollar	06/03/16	(31,386)	(1,035)
	63,000	Australian Dollar	06/03/16	(45,360)	168
	63,000	Australian Dollar	06/03/16	(45,875)	(347)
	63,000	Australian Dollar	06/03/16	(47,312)	(1,784)
	63,000	Australian Dollar	06/03/16	(48,541)	(3,013)
	63,000	Australian Dollar	06/03/16	(46,789)	(1,262)
	84,000	Australian Dollar	06/03/16	(64,727)	(4,023)
	84,000	Australian Dollar	06/03/16	(63,107)	(2,403)
	84,000	Australian Dollar	06/03/16	(63,157)	(2,453)
	84,000	Australian Dollar	06/03/16	(62,642)	(1,939)
	84,000	Australian Dollar	06/03/16	(63,796)	(3,092)
	105,000	Australian Dollar	06/03/16	(78,056)	(2,177)
	126,000	Australian Dollar	06/03/16	(98,233)	(7,178)
	294,000	Australian Dollar	06/03/16	(211,715)	748
	(294,000)	Australian Dollar	09/02/16	211,037	(745)
	(84,000)	Australian Dollar	09/02/16	60,773	277
	(1,050,000)	Brazilian Real	06/03/16	290,216	(82)
	(294,000)	Brazilian Real	06/03/16	79,653	(1,630)
	(294,000)	Brazilian Real	06/03/16	75,346	(5,937)
	(273,000)	Brazilian Real	06/03/16	75,655	177
	(231,000)	Brazilian Real	06/03/16	63,654	(212)
	(231,000)	Brazilian Real	06/03/16	64,149	283
	(168,000)	Brazilian Real	06/03/16	46,680	232
	(147,000)	Brazilian Real	06/03/16	40,816	175
	(147,000)	Brazilian Real	06/03/16	41,414	773
	126,000	Brazilian Real	06/03/16	(33,717)	1,119
	147,000	Brazilian Real	06/03/16	(40,219)	423
	147,000	Brazilian Real	06/03/16	(40,794)	(152)
	168,000	Brazilian Real	06/03/16	(47,344)	(896)
	189,000	Brazilian Real	06/03/16	(53,254)	(1,001)
	189,000	Brazilian Real	06/03/16	(54,324)	(2,071)

See Notes to Financial Statements.	3

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. – (continued)	210,000	Brazilian Real	06/03/16	$(57,003)	$1,056
	210,000	Brazilian Real	06/03/16	(54,446)	3,613
	231,000	Brazilian Real	06/03/16	(66,038)	(2,172)
	252,000	Brazilian Real	06/03/16	(62,054)	7,618
	966,000	Brazilian Real	06/03/16	(238,166)	28,908
	168,000	Brazilian Real	09/02/16	(45,259)	(80)
	231,000	Brazilian Real	09/02/16	(62,994)	(405)
	1,050,000	Brazilian Real	09/02/16	(282,273)	91
	(168,000)	Canadian Dollars	06/03/16	129,762	1,649
	(147,000)	Canadian Dollars	06/03/16	111,655	(443)
	(126,000)	Canadian Dollars	06/03/16	97,735	1,651
	(126,000)	Canadian Dollars	06/03/16	96,354	270
	(126,000)	Canadian Dollars	06/03/16	94,950	(1,134)
	(126,000)	Canadian Dollars	06/03/16	96,095	11
	(126,000)	Canadian Dollars	06/03/16	97,471	1,387
	(126,000)	Canadian Dollars	06/03/16	97,073	989
	(126,000)	Canadian Dollars	06/03/16	98,072	1,988
	(105,000)	Canadian Dollars	06/03/16	79,770	(300)
	(84,000)	Canadian Dollars	06/03/16	63,330	(726)
	(84,000)	Canadian Dollars	06/03/16	63,726	(330)
	(84,000)	Canadian Dollars	06/03/16	65,538	1,483
	(84,000)	Canadian Dollars	06/03/16	64,074	18
	(84,000)	Canadian Dollars	06/03/16	65,284	1,227
	(63,000)	Canadian Dollars	06/03/16	48,696	654
	(63,000)	Canadian Dollars	06/03/16	47,097	(945)
	(63,000)	Canadian Dollars	06/03/16	48,895	853
	(63,000)	Canadian Dollars	06/03/16	47,549	(493)
	(63,000)	Canadian Dollars	06/03/16	46,486	(1,556)
	(63,000)	Canadian Dollars	06/03/16	48,466	424
	63,000	Canadian Dollars	06/03/16	(48,092)	(50)
	63,000	Canadian Dollars	06/03/16	(48,937)	(895)
	63,000	Canadian Dollars	06/03/16	(49,655)	(1,613)
	84,000	Canadian Dollars	06/03/16	(65,622)	(1,566)
	84,000	Canadian Dollars	06/03/16	(61,680)	2,376
	84,000	Canadian Dollars	06/03/16	(65,620)	(1,564)
	84,000	Canadian Dollars	06/03/16	(66,291)	(2,235)
	105,000	Canadian Dollars	06/03/16	(83,373)	(3,303)
	126,000	Canadian Dollars	06/03/16	(98,854)	(2,770)
	126,000	Canadian Dollars	06/03/16	(97,696)	(1,612)
	147,000	Canadian Dollars	06/03/16	(117,370)	(5,272)
	147,000	Canadian Dollars	06/03/16	(116,633)	(4,535)
	924,000	Canadian Dollars	06/03/16	(708,148)	(3,532)
	(924,000)	Canadian Dollars	09/02/16	708,203	3,507
	(84,000,000)	Chilean Peso	06/03/16	121,457	258
	(63,000,000)	Chilean Peso	06/03/16	94,170	3,271
	(63,000,000)	Chilean Peso	06/03/16	90,336	(564)
	(63,000,000)	Chilean Peso	06/03/16	92,389	1,490
	(63,000,000)	Chilean Peso	06/03/16	91,139	240
	(42,000,000)	Chilean Peso	06/03/16	62,724	2,124
	(42,000,000)	Chilean Peso	06/03/16	62,259	1,660
	(42,000,000)	Chilean Peso	06/03/16	62,771	2,171
	(42,000,000)	Chilean Peso	06/03/16	60,541	(59)
	(42,000,000)	Chilean Peso	06/03/16	60,716	116

See Notes to Financial Statements.	4

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. – (continued)	(42,000,000)	Chilean Peso	06/03/16	$60,738	$138
	(21,000,000)	Chilean Peso	06/03/16	30,937	637
	(21,000,000)	Chilean Peso	06/03/16	30,964	665
	21,000,000	Chilean Peso	06/03/16	(31,669)	(1,370)
	21,000,000	Chilean Peso	06/03/16	(30,303)	(3)
	21,000,000	Chilean Peso	06/03/16	(30,882)	(583)
	42,000,000	Chilean Peso	06/03/16	(62,997)	(2,397)
	42,000,000	Chilean Peso	06/03/16	(63,325)	(2,725)
	63,000,000	Chilean Peso	06/03/16	(95,455)	(4,555)
	84,000,000	Chilean Peso	06/03/16	(122,226)	(1,027)
	336,000,000	Chilean Peso	06/03/16	(480,893)	3,903
	(84,000,000)	Chilean Peso	09/02/16	121,151	994
	42,000,000	Chilean Peso	09/02/16	(60,362)	3
	(651,000,000)	Colombian Peso	06/03/16	212,052	1,573
	(336,000,000)	Colombian Peso	06/03/16	99,993	(8,642)
	(105,000,000)	Colombian Peso	06/03/16	34,347	399
	63,000,000	Colombian Peso	06/03/16	(20,882)	(513)
	105,000,000	Colombian Peso	06/03/16	(35,836)	(1,888)
	147,000,000	Colombian Peso	06/03/16	(43,299)	4,229
	231,000,000	Colombian Peso	06/03/16	(69,390)	5,296
	252,000,000	Colombian Peso	06/03/16	(78,849)	2,627
	294,000,000	Colombian Peso	06/03/16	(90,295)	4,760
	651,000,000	Colombian Peso	09/02/16	(208,320)	(1,635)
	(1,260,000)	Czechoslovakian Koruna	06/03/16	51,402	(485)
	1,260,000	Czechoslovakian Koruna	06/03/16	(50,810)	1,078
	(105,000)	European Union Euro	06/03/16	114,689	(2,152)
	(105,000)	European Union Euro	06/03/16	114,600	(2,242)
	(84,000)	European Union Euro	06/03/16	92,796	(678)
	(63,000)	European Union Euro	06/03/16	70,022	(83)
	(63,000)	European Union Euro	06/03/16	70,360	255
	(63,000)	European Union Euro	06/03/16	70,278	173
	(63,000)	European Union Euro	06/03/16	70,641	536
	(63,000)	European Union Euro	06/03/16	69,170	(935)
	(63,000)	European Union Euro	06/03/16	70,099	(6)
	(42,000)	European Union Euro	06/03/16	46,380	(357)
	(42,000)	European Union Euro	06/03/16	46,555	(181)
	(31,500)	European Union Euro	06/03/16	35,912	860
	(21,000)	European Union Euro	06/03/16	23,190	(178)
	(21,000)	European Union Euro	06/03/16	24,033	665
	21,000	European Union Euro	06/03/16	(23,630)	(261)
	42,000	European Union Euro	06/03/16	(48,592)	(1,855)
	42,000	European Union Euro	06/03/16	(47,783)	(1,047)
	42,000	European Union Euro	06/03/16	(48,010)	(1,273)
	42,000	European Union Euro	06/03/16	(47,893)	(1,156)
	63,000	European Union Euro	06/03/16	(72,005)	(1,900)
	63,000	European Union Euro	06/03/16	(71,761)	(1,656)
	84,000	European Union Euro	06/03/16	(95,146)	(1,673)
	84,000	European Union Euro	06/03/16	(94,929)	(1,456)
	94,500	European Union Euro	06/03/16	(106,792)	(1,634)
	105,000	European Union Euro	06/03/16	(121,055)	(4,213)
	147,000	European Union Euro	06/03/16	(168,094)	(4,515)
	(273,000)	European Union Euro	09/02/16	305,609	81
	63,000	European Union Euro	09/02/16	(70,497)	(167)

See Notes to Financial Statements.	5

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. – (continued)	(33,600,000)	Hungarian Forint	06/03/16	$117,640	$(1,577)
	(23,100,000)	Hungarian Forint	06/03/16	80,842	(1,120)
	(18,900,000)	Hungarian Forint	06/03/16	66,889	(170)
	(14,700,000)	Hungarian Forint	06/03/16	54,315	2,158
	(14,700,000)	Hungarian Forint	06/03/16	52,225	68
	(12,600,000)	Hungarian Forint	06/03/16	45,901	1,195
	(12,600,000)	Hungarian Forint	06/03/16	44,312	(394)
	(10,500,000)	Hungarian Forint	06/03/16	37,143	(112)
	12,600,000	Hungarian Forint	06/03/16	(45,863)	(1,156)
	12,600,000	Hungarian Forint	06/03/16	(45,526)	(820)
	14,700,000	Hungarian Forint	06/03/16	(52,561)	(403)
	18,900,000	Hungarian Forint	06/03/16	(68,109)	(1,049)
	81,900,000	Hungarian Forint	06/03/16	(289,896)	695
	(48,300,000)	Indian Rupee	06/03/16	689,016	(28,123)
	(29,400,000)	Indian Rupee	06/03/16	438,610	2,090
	(8,400,000)	Indian Rupee	06/03/16	125,937	1,217
	(4,200,000)	Indian Rupee	06/03/16	62,204	(156)
	(2,100,000)	Indian Rupee	06/03/16	31,093	(87)
	(2,100,000)	Indian Rupee	06/03/16	31,111	(69)
	2,100,000	Indian Rupee	06/03/16	(31,437)	(257)
	2,100,000	Indian Rupee	06/03/16	(31,409)	(229)
	2,100,000	Indian Rupee	06/03/16	(30,823)	357
	4,200,000	Indian Rupee	06/03/16	(62,874)	(514)
	4,200,000	Indian Rupee	06/03/16	(62,537)	(177)
	4,200,000	Indian Rupee	06/03/16	(62,528)	(168)
	4,200,000	Indian Rupee	06/03/16	(61,801)	559
	4,200,000	Indian Rupee	06/03/16	(61,747)	613
	4,200,000	Indian Rupee	06/03/16	(62,491)	(131)
	4,200,000	Indian Rupee	06/03/16	(61,557)	803
	4,200,000	Indian Rupee	06/03/16	(62,659)	(299)
	6,300,000	Indian Rupee	06/03/16	(93,472)	68
	6,300,000	Indian Rupee	06/03/16	(92,200)	1,340
	8,400,000	Indian Rupee	06/03/16	(124,500)	220
	8,400,000	Indian Rupee	06/03/16	(123,475)	1,245
	12,600,000	Indian Rupee	06/03/16	(185,267)	1,813
	12,600,000	Indian Rupee	06/03/16	(184,561)	2,518
	4,200,000	Indian Rupee	09/02/16	(61,602)	(82)
	29,400,000	Indian Rupee	09/02/16	(432,544)	(1,725)
	(2,310,000,000)	Indonesian Rupiah	06/03/16	171,811	2,564
	(1,890,000,000)	Indonesian Rupiah	06/03/16	141,203	2,728
	(1,470,000,000)	Indonesian Rupiah	06/03/16	110,860	3,157
	(1,260,000,000)	Indonesian Rupiah	06/03/16	92,477	161
	(1,260,000,000)	Indonesian Rupiah	06/03/16	92,409	93
	(1,260,000,000)	Indonesian Rupiah	06/03/16	92,409	93
	(1,050,000,000)	Indonesian Rupiah	06/03/16	79,329	2,399
	(840,000,000)	Indonesian Rupiah	06/03/16	62,523	979
	(840,000,000)	Indonesian Rupiah	06/03/16	61,283	(262)
	(840,000,000)	Indonesian Rupiah	06/03/16	62,407	863
	(840,000,000)	Indonesian Rupiah	06/03/16	63,158	1,614
	(840,000,000)	Indonesian Rupiah	06/03/16	62,130	586
	(840,000,000)	Indonesian Rupiah	06/03/16	63,685	2,140
	(840,000,000)	Indonesian Rupiah	06/03/16	62,935	1,391
	(630,000,000)	Indonesian Rupiah	06/03/16	46,120	(38)

See Notes to Financial Statements.	6

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. – (continued)	(630,000,000)	Indonesian Rupiah	06/03/16	$47,637	$1,479
	(630,000,000)	Indonesian Rupiah	06/03/16	46,840	682
	(630,000,000)	Indonesian Rupiah	06/03/16	46,409	251
	(420,000,000)	Indonesian Rupiah	06/03/16	30,848	76
	630,000,000	Indonesian Rupiah	06/03/16	(47,763)	(1,605)
	630,000,000	Indonesian Rupiah	06/03/16	(47,226)	(1,068)
	630,000,000	Indonesian Rupiah	06/03/16	(47,226)	(1,068)
	630,000,000	Indonesian Rupiah	06/03/16	(47,440)	(1,282)
	630,000,000	Indonesian Rupiah	06/03/16	(47,727)	(1,569)
	630,000,000	Indonesian Rupiah	06/03/16	(46,667)	(508)
	630,000,000	Indonesian Rupiah	06/03/16	(47,540)	(1,382)
	840,000,000	Indonesian Rupiah	06/03/16	(62,537)	(993)
	840,000,000	Indonesian Rupiah	06/03/16	(62,969)	(1,424)
	840,000,000	Indonesian Rupiah	06/03/16	(62,969)	(1,424)
	840,000,000	Indonesian Rupiah	06/03/16	(62,992)	(1,448)
	840,000,000	Indonesian Rupiah	06/03/16	(62,992)	(1,448)
	1,050,000,000	Indonesian Rupiah	06/03/16	(78,858)	(1,928)
	1,050,000,000	Indonesian Rupiah	06/03/16	(78,652)	(1,721)
	1,050,000,000	Indonesian Rupiah	06/03/16	(79,485)	(2,555)
	7,560,000,000	Indonesian Rupiah	06/03/16	(552,228)	1,671
	420,000,000	Indonesian Rupiah	09/02/16	(30,358)	(80)
	1,890,000,000	Indonesian Rupiah	09/02/16	(136,561)	(254)
	(12,600,000)	Japanese Yen	06/03/16	111,997	(1,802)
	(10,500,000)	Japanese Yen	06/03/16	96,455	1,623
	(10,500,000)	Japanese Yen	06/03/16	97,153	2,321
	(10,500,000)	Japanese Yen	06/03/16	93,106	(1,726)
	(10,500,000)	Japanese Yen	06/03/16	96,495	1,663
	(8,400,000)	Japanese Yen	06/03/16	76,826	960
	(8,400,000)	Japanese Yen	06/03/16	75,472	(393)
	(8,400,000)	Japanese Yen	06/03/16	74,862	(1,004)
	(8,400,000)	Japanese Yen	06/03/16	76,775	909
	(8,400,000)	Japanese Yen	06/03/16	75,593	(272)
	(6,300,000)	Japanese Yen	06/03/16	57,092	192
	(6,300,000)	Japanese Yen	06/03/16	56,719	(181)
	(6,300,000)	Japanese Yen	06/03/16	55,624	(1,275)
	(6,300,000)	Japanese Yen	06/03/16	56,650	(249)
	(6,300,000)	Japanese Yen	06/03/16	57,350	451
	(4,200,000)	Japanese Yen	06/03/16	37,529	(403)
	(4,200,000)	Japanese Yen	06/03/16	37,118	(815)
	(4,200,000)	Japanese Yen	06/03/16	37,334	(599)
	4,200,000	Japanese Yen	06/03/16	(37,052)	881
	6,300,000	Japanese Yen	06/03/16	(57,696)	(797)
	6,300,000	Japanese Yen	06/03/16	(59,211)	(2,312)
	6,300,000	Japanese Yen	06/03/16	(55,908)	992
	6,300,000	Japanese Yen	06/03/16	(56,178)	722
	8,400,000	Japanese Yen	06/03/16	(77,591)	(1,725)
	8,400,000	Japanese Yen	06/03/16	(78,320)	(2,454)
	12,600,000	Japanese Yen	06/03/16	(115,351)	(1,552)
	16,800,000	Japanese Yen	06/03/16	(155,581)	(3,850)
	16,800,000	Japanese Yen	06/03/16	(155,314)	(3,583)
	23,100,000	Japanese Yen	06/03/16	(210,566)	(1,935)
	25,200,000	Japanese Yen	06/03/16	(224,150)	3,447
	(23,100,000)	Japanese Yen	09/02/16	211,206	1,937

See Notes to Financial Statements.	7

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. – (continued)	(1,680,000)	Mexican Peso	06/03/16	$94,348	$3,357
	(1,470,000)	Mexican Peso	06/03/16	82,361	2,744
	(1,470,000)	Mexican Peso	06/03/16	82,316	2,699
	(1,260,000)	Mexican Peso	06/03/16	69,337	1,094
	(1,050,000)	Mexican Peso	06/03/16	57,598	729
	(1,050,000)	Mexican Peso	06/03/16	58,555	1,685
	(840,000)	Mexican Peso	06/03/16	46,617	1,122
	(840,000)	Mexican Peso	06/03/16	46,866	1,370
	(840,000)	Mexican Peso	06/03/16	46,905	1,409
	630,000	Mexican Peso	06/03/16	(34,077)	45
	630,000	Mexican Peso	06/03/16	(36,582)	(2,461)
	840,000	Mexican Peso	06/03/16	(48,016)	(2,521)
	840,000	Mexican Peso	06/03/16	(46,005)	(510)
	840,000	Mexican Peso	06/03/16	(48,430)	(2,935)
	840,000	Mexican Peso	06/03/16	(47,653)	(2,157)
	840,000	Mexican Peso	06/03/16	(46,656)	(1,161)
	840,000	Mexican Peso	06/03/16	(45,795)	(299)
	4,200,000	Mexican Peso	06/03/16	(229,412)	(1,934)
	(630,000)	Mexican Peso	09/02/16	33,757	(33)
	(357,000)	New Romanian Lei	06/03/16	90,609	2,680
	(357,000)	New Romanian Lei	06/03/16	90,493	2,565
	(336,000)	New Romanian Lei	06/03/16	81,934	(822)
	(252,000)	New Romanian Lei	06/03/16	64,621	2,554
	(210,000)	New Romanian Lei	06/03/16	53,387	1,664
	(189,000)	New Romanian Lei	06/03/16	46,445	(106)
	(168,000)	New Romanian Lei	06/03/16	42,476	1,098
	(168,000)	New Romanian Lei	06/03/16	42,763	1,385
	189,000	New Romanian Lei	06/03/16	(46,684)	(133)
	210,000	New Romanian Lei	06/03/16	(52,651)	(929)
	231,000	New Romanian Lei	06/03/16	(57,382)	(487)
	378,000	New Romanian Lei	06/03/16	(93,409)	(308)
	1,029,000	New Romanian Lei	06/03/16	(254,514)	(1,072)
	(1,029,000)	New Romanian Lei	09/02/16	254,832	1,029
	(315,000)	New Romanian Lei	09/02/16	78,189	494
	273,000	New Romanian Lei	09/02/16	(67,630)	(102)
	(14,700,000)	New Taiwan Dollar	06/03/16	440,120	(10,445)
	(2,940,000)	New Taiwan Dollar	06/03/16	90,434	321
	(2,730,000)	New Taiwan Dollar	06/03/16	84,520	844
	(2,100,000)	New Taiwan Dollar	06/03/16	64,309	(58)
	(1,680,000)	New Taiwan Dollar	06/03/16	51,772	279
	(1,680,000)	New Taiwan Dollar	06/03/16	52,279	786
	(1,470,000)	New Taiwan Dollar	06/03/16	45,429	373
	(1,470,000)	New Taiwan Dollar	06/03/16	44,012	(1,045)
	(1,470,000)	New Taiwan Dollar	06/03/16	45,830	774
	(1,470,000)	New Taiwan Dollar	06/03/16	45,078	22
	(1,470,000)	New Taiwan Dollar	06/03/16	45,469	412
	(1,260,000)	New Taiwan Dollar	06/03/16	38,603	(17)
	840,000	New Taiwan Dollar	06/03/16	(25,791)	(44)
	1,470,000	New Taiwan Dollar	06/03/16	(44,934)	123
	1,680,000	New Taiwan Dollar	06/03/16	(50,549)	944
	1,680,000	New Taiwan Dollar	06/03/16	(51,518)	(25)
	1,680,000	New Taiwan Dollar	06/03/16	(51,964)	(471)
	1,890,000	New Taiwan Dollar	06/03/16	(57,763)	167

See Notes to Financial Statements.	8

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. – (continued)	1,890,000	New Taiwan Dollar	06/03/16	$(57,675)	$255
	1,890,000	New Taiwan Dollar	06/03/16	(58,532)	(602)
	2,310,000	New Taiwan Dollar	06/03/16	(70,696)	107
	2,730,000	New Taiwan Dollar	06/03/16	(82,125)	1,551
	2,940,000	New Taiwan Dollar	06/03/16	(89,593)	520
	3,150,000	New Taiwan Dollar	06/03/16	(97,177)	(628)
	5,040,000	New Taiwan Dollar	06/03/16	(154,270)	210
	5,250,000	New Taiwan Dollar	06/03/16	(160,159)	758
	(840,000)	New Taiwan Dollar	09/02/16	25,779	47
	1,470,000	New Taiwan Dollar	09/02/16	(45,064)	7
	(1,113,000)	New Turkish Lira	06/03/16	376,942	222
	(462,000)	New Turkish Lira	06/03/16	154,896	(1,479)
	(462,000)	New Turkish Lira	06/03/16	155,372	(1,002)
	(336,000)	New Turkish Lira	06/03/16	112,095	(1,632)
	(325,500)	New Turkish Lira	06/03/16	109,049	(1,124)
	(325,500)	New Turkish Lira	06/03/16	108,899	(1,274)
	(231,000)	New Turkish Lira	06/03/16	78,220	33
	(147,000)	New Turkish Lira	06/03/16	49,537	(219)
	(147,000)	New Turkish Lira	06/03/16	49,733	(23)
	147,000	New Turkish Lira	06/03/16	(49,111)	644
	210,000	New Turkish Lira	06/03/16	(70,628)	451
	315,000	New Turkish Lira	06/03/16	(107,203)	(584)
	378,000	New Turkish Lira	06/03/16	(127,931)	12
	2,499,000	New Turkish Lira	06/03/16	(829,847)	15,998
	1,113,000	New Turkish Lira	09/02/16	(368,350)	(325)
	(315,000)	New Zealand Dollar	06/03/16	211,568	(1,527)
	(147,000)	New Zealand Dollar	06/03/16	100,083	639
	(105,000)	New Zealand Dollar	06/03/16	69,977	(1,054)
	(105,000)	New Zealand Dollar	06/03/16	72,850	1,819
	(84,000)	New Zealand Dollar	06/03/16	56,620	(205)
	(84,000)	New Zealand Dollar	06/03/16	55,192	(1,633)
	(84,000)	New Zealand Dollar	06/03/16	57,875	1,050
	(63,000)	New Zealand Dollar	06/03/16	42,758	139
	(63,000)	New Zealand Dollar	06/03/16	43,469	850
	(63,000)	New Zealand Dollar	06/03/16	43,530	911
	(63,000)	New Zealand Dollar	06/03/16	42,760	141
	63,000	New Zealand Dollar	06/03/16	(42,516)	103
	63,000	New Zealand Dollar	06/03/16	(42,422)	197
	84,000	New Zealand Dollar	06/03/16	(55,578)	1,247
	84,000	New Zealand Dollar	06/03/16	(56,725)	101
	84,000	New Zealand Dollar	06/03/16	(57,884)	(1,059)
	84,000	New Zealand Dollar	06/03/16	(56,783)	42
	105,000	New Zealand Dollar	06/03/16	(72,207)	(1,175)
	105,000	New Zealand Dollar	06/03/16	(69,865)	1,166
	105,000	New Zealand Dollar	06/03/16	(70,318)	713
	126,000	New Zealand Dollar	06/03/16	(87,450)	(2,212)
	126,000	New Zealand Dollar	06/03/16	(86,081)	(843)
	147,000	New Zealand Dollar	06/03/16	(97,839)	1,605
	315,000	New Zealand Dollar	09/02/16	(210,630)	1,469
	(2,100,000)	Norwegian Krone	06/03/16	242,404	(8,622)
	(840,000)	Norwegian Krone	06/03/16	97,075	(3,335)
	(630,000)	Norwegian Krone	06/03/16	73,788	(1,519)
	(630,000)	Norwegian Krone	06/03/16	75,547	239

See Notes to Financial Statements.	9

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. – (continued)	(630,000)	Norwegian Krone	06/03/16	$74,446	$(862)
	(630,000)	Norwegian Krone	06/03/16	76,051	744
	(420,000)	Norwegian Krone	06/03/16	49,084	(1,121)
	(420,000)	Norwegian Krone	06/03/16	51,654	1,449
	(210,000)	Norwegian Krone	06/03/16	25,392	289
	420,000	Norwegian Krone	06/03/16	(51,833)	(1,628)
	420,000	Norwegian Krone	06/03/16	(50,962)	(757)
	420,000	Norwegian Krone	06/03/16	(51,722)	(1,517)
	420,000	Norwegian Krone	06/03/16	(52,237)	(2,032)
	420,000	Norwegian Krone	06/03/16	(52,190)	(1,985)
	420,000	Norwegian Krone	06/03/16	(50,983)	(778)
	420,000	Norwegian Krone	06/03/16	(50,227)	(22)
	420,000	Norwegian Krone	06/03/16	(51,357)	(1,152)
	420,000	Norwegian Krone	06/03/16	(50,921)	(716)
	630,000	Norwegian Krone	06/03/16	(76,878)	(1,570)
	630,000	Norwegian Krone	06/03/16	(76,429)	(1,121)
	630,000	Norwegian Krone	06/03/16	(74,988)	319
	840,000	Norwegian Krone	06/03/16	(100,951)	(541)
	(840,000)	Norwegian Krone	09/02/16	100,921	529
	(420,000)	Norwegian Krone	09/02/16	50,228	(150)
	(420,000)	Norwegian Krone	09/02/16	50,520	324
	(399,000)	Peruvian Inti	06/03/16	121,646	3,522
	(315,000)	Peruvian Inti	06/03/16	93,960	704
	(252,000)	Peruvian Inti	06/03/16	75,067	462
	(189,000)	Peruvian Inti	06/03/16	56,250	296
	(147,000)	Peruvian Inti	06/03/16	43,959	440
	147,000	Peruvian Inti	06/03/16	(44,505)	(985)
	210,000	Peruvian Inti	06/03/16	(58,684)	3,487
	315,000	Peruvian Inti	06/03/16	(89,872)	3,384
	630,000	Peruvian Inti	06/03/16	(181,295)	5,217
	189,000	Peruvian Inti	09/02/16	(55,605)	(313)
	(10,710,000)	Philippines Peso	06/03/16	229,434	444
	(7,770,000)	Philippines Peso	06/03/16	161,707	(4,424)
	(5,880,000)	Philippines Peso	06/03/16	125,106	(614)
	(5,040,000)	Philippines Peso	06/03/16	108,434	674
	(4,410,000)	Philippines Peso	06/03/16	94,635	345
	(4,410,000)	Philippines Peso	06/03/16	93,042	(1,248)
	(4,200,000)	Philippines Peso	06/03/16	89,457	(343)
	(4,200,000)	Philippines Peso	06/03/16	90,094	294
	(3,780,000)	Philippines Peso	06/03/16	80,161	(659)
	(3,780,000)	Philippines Peso	06/03/16	80,761	(60)
	(3,570,000)	Philippines Peso	06/03/16	75,853	(478)
	(3,150,000)	Philippines Peso	06/03/16	67,969	618
	(2,940,000)	Philippines Peso	06/03/16	63,226	366
	(2,520,000)	Philippines Peso	06/03/16	54,557	677
	(2,520,000)	Philippines Peso	06/03/16	53,663	(217)
	(2,310,000)	Philippines Peso	06/03/16	48,920	(470)
	(2,100,000)	Philippines Peso	06/03/16	45,376	476
	(1,890,000)	Philippines Peso	06/03/16	40,807	397
	1,890,000	Philippines Peso	06/03/16	(40,506)	(96)
	2,310,000	Philippines Peso	06/03/16	(49,443)	(53)
	2,520,000	Philippines Peso	06/03/16	(53,789)	91
	2,730,000	Philippines Peso	06/03/16	(58,773)	(403)

See Notes to Financial Statements.	10

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. – (continued)	2,730,000	Philippines Peso	06/03/16	$(57,729)	$641
	2,940,000	Philippines Peso	06/03/16	(61,765)	1,095
	2,940,000	Philippines Peso	06/03/16	(62,394)	466
	3,360,000	Philippines Peso	06/03/16	(71,322)	518
	3,360,000	Philippines Peso	06/03/16	(72,300)	(460)
	3,360,000	Philippines Peso	06/03/16	(71,918)	(78)
	3,570,000	Philippines Peso	06/03/16	(74,546)	1,784
	3,570,000	Philippines Peso	06/03/16	(76,217)	113
	3,780,000	Philippines Peso	06/03/16	(81,220)	(400)
	3,990,000	Philippines Peso	06/03/16	(85,439)	(129)
	4,410,000	Philippines Peso	06/03/16	(93,432)	858
	4,410,000	Philippines Peso	06/03/16	(92,530)	1,760
	4,830,000	Philippines Peso	06/03/16	(103,626)	(356)
	5,670,000	Philippines Peso	06/03/16	(121,909)	(679)
	6,300,000	Philippines Peso	06/03/16	(135,306)	(606)
	6,510,000	Philippines Peso	06/03/16	(138,452)	739
	3,570,000	Philippines Peso	09/02/16	(75,990)	260
	10,710,000	Philippines Peso	09/02/16	(228,261)	(515)
	(483,000)	Polish Zloty	06/03/16	120,841	(1,626)
	(252,000)	Polish Zloty	06/03/16	64,736	840
	(231,000)	Polish Zloty	06/03/16	59,681	1,109
	(210,000)	Polish Zloty	06/03/16	53,815	569
	(210,000)	Polish Zloty	06/03/16	56,591	3,345
	(189,000)	Polish Zloty	06/03/16	48,042	120
	(189,000)	Polish Zloty	06/03/16	48,913	991
	(168,000)	Polish Zloty	06/03/16	43,999	1,402
	(168,000)	Polish Zloty	06/03/16	44,264	1,666
	(168,000)	Polish Zloty	06/03/16	44,612	2,015
	(168,000)	Polish Zloty	06/03/16	44,128	1,531
	(168,000)	Polish Zloty	06/03/16	44,731	2,134
	(168,000)	Polish Zloty	06/03/16	44,120	1,523
	168,000	Polish Zloty	06/03/16	(44,228)	(1,631)
	189,000	Polish Zloty	06/03/16	(49,794)	(1,872)
	189,000	Polish Zloty	06/03/16	(48,598)	(676)
	189,000	Polish Zloty	06/03/16	(48,689)	(768)
	210,000	Polish Zloty	06/03/16	(54,473)	(1,226)
	210,000	Polish Zloty	06/03/16	(52,978)	268
	231,000	Polish Zloty	06/03/16	(59,485)	(914)
	273,000	Polish Zloty	06/03/16	(69,000)	220
	273,000	Polish Zloty	06/03/16	(72,730)	(3,510)
	336,000	Polish Zloty	06/03/16	(84,807)	388
	504,000	Polish Zloty	06/03/16	(130,556)	(2,764)
	378,000	Polish Zloty	09/02/16	(96,007)	(32)
	(168,000)	Pounds Sterling	06/03/16	234,111	(9,218)
	(168,000)	Pounds Sterling	06/03/16	234,831	(8,498)
	(105,000)	Pounds Sterling	06/03/16	153,621	1,541
	(105,000)	Pounds Sterling	06/03/16	149,502	(2,579)
	(105,000)	Pounds Sterling	06/03/16	148,814	(3,267)
	(63,000)	Pounds Sterling	06/03/16	90,204	(1,045)
	(42,000)	Pounds Sterling	06/03/16	61,086	254
	(42,000)	Pounds Sterling	06/03/16	58,841	(1,991)
	(42,000)	Pounds Sterling	06/03/16	59,987	(845)
	(42,000)	Pounds Sterling	06/03/16	60,773	(59)

See Notes to Financial Statements.	11

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. – (continued)	(21,000)	Pounds Sterling	06/03/16	$29,342	$(1,074)
	(21,000)	Pounds Sterling	06/03/16	30,209	(207)
	21,000	Pounds Sterling	06/03/16	(30,289)	127
	21,000	Pounds Sterling	06/03/16	(29,791)	625
	21,000	Pounds Sterling	06/03/16	(30,512)	(96)
	42,000	Pounds Sterling	06/03/16	(61,214)	(382)
	42,000	Pounds Sterling	06/03/16	(61,472)	(640)
	42,000	Pounds Sterling	06/03/16	(60,837)	(5)
	42,000	Pounds Sterling	06/03/16	(60,354)	479
	42,000	Pounds Sterling	06/03/16	(61,444)	(612)
	42,000	Pounds Sterling	06/03/16	(60,581)	251
	63,000	Pounds Sterling	06/03/16	(90,084)	1,165
	63,000	Pounds Sterling	06/03/16	(91,701)	(453)
	63,000	Pounds Sterling	06/03/16	(91,598)	(350)
	63,000	Pounds Sterling	06/03/16	(90,111)	1,137
	63,000	Pounds Sterling	06/03/16	(92,515)	(1,267)
	84,000	Pounds Sterling	06/03/16	(122,878)	(1,214)
	105,000	Pounds Sterling	06/03/16	(152,954)	(873)
	105,000	Pounds Sterling	06/03/16	(152,068)	12
	21,000	Pounds Sterling	09/02/16	(30,757)	(431)
	105,000	Pounds Sterling	09/02/16	(153,713)	(1,533)
	(8,400,000)	Russian Rouble	06/03/16	126,468	611
	(2,100,000)	Russian Rouble	06/03/16	30,151	(1,314)
	2,100,000	Russian Rouble	06/03/16	(28,649)	2,815
	4,200,000	Russian Rouble	06/03/16	(55,570)	7,358
	4,200,000	Russian Rouble	06/03/16	(62,733)	195
	8,400,000	Russian Rouble	09/02/16	(123,439)	(678)
	(2,152,500)	S. African Rand (Fin)	06/03/16	147,807	10,938
	(2,100,000)	S. African Rand (Fin)	06/03/16	135,473	1,941
	(1,470,000)	S. African Rand (Fin)	06/03/16	95,744	2,272
	(1,365,000)	S. African Rand (Fin)	06/03/16	84,083	(2,712)
	(1,365,000)	S. African Rand (Fin)	06/03/16	85,045	(1,751)
	(1,260,000)	S. African Rand (Fin)	06/03/16	80,270	151
	(1,050,000)	S. African Rand (Fin)	06/03/16	66,680	(86)
	(1,050,000)	S. African Rand (Fin)	06/03/16	67,202	437
	(1,050,000)	S. African Rand (Fin)	06/03/16	66,146	(619)
	(840,000)	S. African Rand (Fin)	06/03/16	52,327	(1,086)
	(840,000)	S. African Rand (Fin)	06/03/16	55,314	1,901
	(630,000)	S. African Rand (Fin)	06/03/16	41,891	1,832
	210,000	S. African Rand (Fin)	06/03/16	(14,572)	(1,219)
	420,000	S. African Rand (Fin)	06/03/16	(26,855)	(149)
	472,500	S. African Rand (Fin)	06/03/16	(31,073)	(1,029)
	630,000	S. African Rand (Fin)	06/03/16	(41,565)	(1,506)
	630,000	S. African Rand (Fin)	06/03/16	(43,686)	(3,627)
	840,000	S. African Rand (Fin)	06/03/16	(53,707)	(294)
	840,000	S. African Rand (Fin)	06/03/16	(52,902)	510
	840,000	S. African Rand (Fin)	06/03/16	(53,643)	(231)
	1,050,000	S. African Rand (Fin)	06/03/16	(68,094)	(1,329)
	1,050,000	S. African Rand (Fin)	06/03/16	(70,223)	(3,458)
	1,050,000	S. African Rand (Fin)	06/03/16	(70,318)	(3,552)
	7,140,000	S. African Rand (Fin)	06/03/16	(448,845)	5,161
	840,000	S. African Rand (Fin)	09/02/16	(52,732)	(300)
	1,890,000	S. African Rand (Fin)	09/02/16	(117,766)	1,335

See Notes to Financial Statements.	12

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. – (continued)	(105,000)	Singapore Dollar	06/03/16	$76,247	$4
	(105,000)	Singapore Dollar	06/03/16	76,173	(71)
	(84,000)	Singapore Dollar	06/03/16	60,663	(332)
	(84,000)	Singapore Dollar	06/03/16	60,720	(275)
	(63,000)	Singapore Dollar	06/03/16	45,533	(213)
	42,000	Singapore Dollar	06/03/16	(31,187)	(690)
	42,000	Singapore Dollar	06/03/16	(30,536)	(39)
	84,000	Singapore Dollar	06/03/16	(61,823)	(828)
	126,000	Singapore Dollar	06/03/16	(89,489)	2,003
	147,000	Singapore Dollar	06/03/16	(104,736)	2,004
	(126,000)	Singapore Dollar	09/02/16	91,288	(143)
	(63,000)	Singapore Dollar	09/02/16	45,733	62
	(42,000)	Singapore Dollar	09/02/16	30,483	36
	(945,000,000)	South Korean Won	06/03/16	761,378	(32,116)
	(105,000,000)	South Korean Won	06/03/16	92,251	4,085
	(84,000,000)	South Korean Won	06/03/16	71,465	932
	(84,000,000)	South Korean Won	06/03/16	72,948	2,415
	(84,000,000)	South Korean Won	06/03/16	73,581	3,048
	(63,000,000)	South Korean Won	06/03/16	55,036	2,137
	(63,000,000)	South Korean Won	06/03/16	55,297	2,397
	(63,000,000)	South Korean Won	06/03/16	54,310	1,411
	(63,000,000)	South Korean Won	06/03/16	54,273	1,373
	(63,000,000)	South Korean Won	06/03/16	54,768	1,869
	(63,000,000)	South Korean Won	06/03/16	52,852	(47)
	(63,000,000)	South Korean Won	06/03/16	54,664	1,764
	(42,000,000)	South Korean Won	06/03/16	36,107	841
	(42,000,000)	South Korean Won	06/03/16	36,729	1,463
	63,000,000	South Korean Won	06/03/16	(52,083)	816
	63,000,000	South Korean Won	06/03/16	(51,860)	1,039
	63,000,000	South Korean Won	06/03/16	(53,399)	(499)
	63,000,000	South Korean Won	06/03/16	(54,226)	(1,327)
	63,000,000	South Korean Won	06/03/16	(53,030)	(131)
	84,000,000	South Korean Won	06/03/16	(68,304)	2,229
	105,000,000	South Korean Won	06/03/16	(90,098)	(1,932)
	105,000,000	South Korean Won	06/03/16	(87,756)	410
	105,000,000	South Korean Won	06/03/16	(89,882)	(1,716)
	105,000,000	South Korean Won	06/03/16	(87,859)	307
	105,000,000	South Korean Won	06/03/16	(87,999)	167
	126,000,000	South Korean Won	06/03/16	(108,220)	(2,420)
	189,000,000	South Korean Won	06/03/16	(152,962)	5,737
	588,000,000	South Korean Won	06/03/16	(497,462)	(3,732)
	(588,000,000)	South Korean Won	09/02/16	496,664	3,640
	(1,470,000)	Swedish Krona	06/03/16	173,012	(3,242)
	(840,000)	Swedish Krona	06/03/16	101,295	578
	(840,000)	Swedish Krona	06/03/16	99,043	(1,674)
	(630,000)	Swedish Krona	06/03/16	75,682	144
	(630,000)	Swedish Krona	06/03/16	75,724	186
	(630,000)	Swedish Krona	06/03/16	75,432	(105)
	(630,000)	Swedish Krona	06/03/16	75,738	200
	(630,000)	Swedish Krona	06/03/16	75,847	309
	(630,000)	Swedish Krona	06/03/16	75,625	88
	(420,000)	Swedish Krona	06/03/16	49,431	(927)
	(420,000)	Swedish Krona	06/03/16	50,694	336

See Notes to Financial Statements.	13

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. – (continued)	(420,000)	Swedish Krona	06/03/16	$51,587	$1,229
	(420,000)	Swedish Krona	06/03/16	50,752	394
	(420,000)	Swedish Krona	06/03/16	50,199	(160)
	(420,000)	Swedish Krona	06/03/16	49,728	(631)
	(210,000)	Swedish Krona	06/03/16	24,864	(315)
	420,000	Swedish Krona	06/03/16	(51,717)	(1,359)
	420,000	Swedish Krona	06/03/16	(51,193)	(834)
	420,000	Swedish Krona	06/03/16	(51,782)	(1,424)
	420,000	Swedish Krona	06/03/16	(52,271)	(1,912)
	630,000	Swedish Krona	06/03/16	(78,431)	(2,893)
	630,000	Swedish Krona	06/03/16	(77,682)	(2,145)
	1,050,000	Swedish Krona	06/03/16	(128,065)	(2,169)
	1,680,000	Swedish Krona	06/03/16	(196,069)	5,365
	3,990,000	Swedish Krona	06/03/16	(479,419)	(1,014)
	(3,990,000)	Swedish Krona	09/02/16	481,175	960
	(630,000)	Swedish Krona	09/02/16	75,915	(77)
	(420,000)	Swedish Krona	09/02/16	50,794	245
	(84,000)	Swiss Franc	06/03/16	85,430	911
	(84,000)	Swiss Franc	06/03/16	84,859	339
	(84,000)	Swiss Franc	06/03/16	86,864	2,344
	(63,000)	Swiss Franc	06/03/16	64,547	1,158
	(63,000)	Swiss Franc	06/03/16	63,996	607
	(63,000)	Swiss Franc	06/03/16	66,424	3,034
	(63,000)	Swiss Franc	06/03/16	63,344	(46)
	(63,000)	Swiss Franc	06/03/16	65,617	2,227
	(63,000)	Swiss Franc	06/03/16	63,518	128
	(42,000)	Swiss Franc	06/03/16	43,940	1,680
	(42,000)	Swiss Franc	06/03/16	42,621	361
	(42,000)	Swiss Franc	06/03/16	42,401	141
	(42,000)	Swiss Franc	06/03/16	43,513	1,253
	(42,000)	Swiss Franc	06/03/16	42,569	309
	42,000	Swiss Franc	06/03/16	(43,981)	(1,721)
	42,000	Swiss Franc	06/03/16	(44,153)	(1,893)
	42,000	Swiss Franc	06/03/16	(43,797)	(1,537)
	42,000	Swiss Franc	06/03/16	(43,111)	(851)
	63,000	Swiss Franc	06/03/16	(65,108)	(1,719)
	63,000	Swiss Franc	06/03/16	(66,058)	(2,668)
	63,000	Swiss Franc	06/03/16	(63,222)	168
	63,000	Swiss Franc	06/03/16	(63,322)	68
	63,000	Swiss Franc	06/03/16	(66,142)	(2,752)
	63,000	Swiss Franc	06/03/16	(63,418)	(28)
	105,000	Swiss Franc	06/03/16	(109,050)	(3,401)
	189,000	Swiss Franc	06/03/16	(191,142)	(973)
	(2,520,000)	Thailand Baht	06/03/16	70,926	391
	(2,310,000)	Thailand Baht	06/03/16	64,833	176
	(1,890,000)	Thailand Baht	06/03/16	53,458	556
	(1,680,000)	Thailand Baht	06/03/16	48,048	1,025
	(1,470,000)	Thailand Baht	06/03/16	41,839	693
	1,890,000	Thailand Baht	06/03/16	(53,307)	(406)
	2,520,000	Thailand Baht	06/03/16	(70,588)	(53)
	5,460,000	Thailand Baht	06/03/16	(152,685)	142
	(2,520,000)	Thailand Baht	09/02/16	70,450	18
					$(62,895)

See Notes to Financial Statements.	14

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2016

At May 31, 2016, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)

4	10-year Mini JGB Future	06/14/16	$559,483	$(152)
5	ASX SPI 200 Index Future	06/21/16	488,357	3,676
4	Austrailian 10-year Bond Future	06/21/16	388,367	(1,023)
6	Austrailian 3-year Bond Future	06/21/16	498,689	316
2	Canadian 10-year Bond Future	10/04/16	221,066	523
11	EURO-BOBL Future	06/14/16	1,629,647	(474)
3	EURO-BUND Future	06/14/16	554,244	388
3	EURO-STOXX 50 Future	06/21/16	100,744	1,463
1	Long Gilt Future	10/04/16	177,607	159
1	NASDAQ 100 E-Mini Future	06/21/16	87,439	3,046
1	S&P 500 E-Mini Future	06/21/16	104,654	1,446
5	SGX Nifty Future	07/05/16	79,224	2,661
1	U.S. 10-year Note Future	10/04/16	129,628	59
(2)	FTSE 100 Index Future	06/24/16	(178,465)	(2,393)
(1)	Gold 100 oz. Future	09/06/16	(125,246)	3,496
(2)	Hang Seng Index Future	07/05/16	(251,738)	(11,815)
(1)	U.S. 5-year Note Future	10/11/16	(119,911)	(206)
(1)	Yen Denom Nikkei 225 Future	06/14/16	(75,923)	(2,175)
			$4,267,866	$(1,005)

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of May 31, 2016.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	15

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2016

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Aerospace & Defense	$1,164,137	$-	$-	$1,164,137
Agricultural Operations	92,788	-	-	92,788
Airlines	742,170	-	-	742,170
Apparel, Shoes, etc.	833,236	-	-	833,236
Auto	439,834	-	-	439,834
Building - Mobile Home/RV	411,970	-	-	411,970
Chemicals - Agricultural	62,667	-	-	62,667
Chemicals - Basic	1,037,037	-	-	1,037,037
Chemicals - Paint	149,962	-	-	149,962
Chemicals - Specialty	147,043	-	-	147,043
Cleaning and Prep	79,137	-	-	79,137
Commercial Services	52,915	-	-	52,915
Computer Software	69,451	-	-	69,451
Diversified Operations	847,780	-	-	847,780
Electronic Components	392,252	-	-	392,252
Financials	200,026	-	-	200,026
Food	1,274,333	-	-	1,274,333
Homebuilders	431,517	-	-	431,517
Household - Appliance/Wares	52,537	-	-	52,537
Industrial Distribution	416,872	-	-	416,872
Industrials	166,640	-	-	166,640
Insurance - Accidental & Health	75,781	-	-	75,781
Insurance - Brokers	144,694	-	-	144,694
Insurance - Property/Casualty/Title	718,021	-	-	718,021
Internet	1,035,074	-	-	1,035,074
Machinery	1,286,117	-	-	1,286,117
Media	663,658	-	-	663,658
Metal Processing & Fabrication	41,911	-	-	41,911
Paper & Paper Products	38,070	-	-	38,070
Retail - Restaurant	129,211	-	-	129,211
Retail - Wholesale/Building	138,601	-	-	138,601
Semiconductor	416,232	-	-	416,232
Software	67,387	-	-	67,387
Telecommunications - Cable	145,125	-	-	145,125
Tobacco	403,812	-	-	403,812
Transportation - Freight	50,720	-	-	50,720
Transportation - Logistics	607,855	-	-	607,855
Transportation - Rails	105,911	-	-	105,911
Money Market Fund	-	1,370,645	-	1,370,645
Total Investments At Value	$15,132,484	$1,370,645	$-	$16,503,129
Other Financial Instruments**
Forward Currency Contracts	-	417,209	-	417,209
Futures	17,233	-	-	17,233
Total Other Financial Instruments**	$17,233	$417,209	$-	$434,442
Total Assets	$15,149,717	$1,787,854	$-	$16,937,571

Liabilities Other Financial Instruments**
Forward Currency Contracts	-	(480,104)	-	(480,104)
Futures	(18,238)	-	-	(18,238)
Total Other Financial Instruments**	$(18,238)	$(480,104)	$-	$(498,342)

See Notes to Financial Statements.	16

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS MAY 31, 2016

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts and futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
AFA

PORTFOLIO HOLDINGS
% of Total Investments
Aerospace & Defense	7.1%
Agricultural Operations	0.6%
Airlines	4.5%
Apparel, Shoes, etc.	5.0%
Auto	2.7%
Building - Mobile Home/RV	2.5%
Chemicals - Agricultural	0.4%
Chemicals - Basic	6.3%
Chemicals - Paint	0.9%
Chemicals - Specialty	0.9%
Cleaning and Prep	0.5%
Commercial Services	0.3%
Computer Software	0.4%
Diversified Operations	5.1%
Electronic Components	2.4%
Financials	1.2%
Food	7.7%
Homebuilders	2.6%
Household - Appliance/Wares	0.3%
Industrial Distribution	2.5%
Industrials	1.0%
Insurance - Accidental & Health	0.5%
Insurance - Brokers	0.9%
Insurance - Property/Casualty/Title	4.4%
Internet	6.3%
Machinery	7.8%
Media	4.0%
Metal Processing & Fabrication	0.3%
Paper & Paper Products	0.2%
Retail - Restaurant	0.8%
Retail - Wholesale/Building	0.8%
Semiconductor	2.5%
Software	0.4%
Telecommunications - Cable	0.9%
Tobacco	2.4%
Transportation - Freight	0.3%
Transportation - Logistics	3.7%
Transportation - Rails	0.6%
Money Market Fund	8.3%
100.0%

See Notes to Financial Statements.	17

CVR DYNAMIC ALLOCATION FUND STATEMENT OF ASSETS AND LIABILITIES MAY 31, 2016

ASSETS
. Total investments, at value (Cost $15,763,887)	$16,503,129
Deposits with brokers	247,003
Cash	1,835,929
Receivables:
Dividends	19,758
Variation margin	1,350
Unrealized gain on forward currency contracts	417,209
Prepaid expenses	10,547
Total Assets	19,034,925

LIABILITIES
Unrealized loss on forward currency contracts	480,104
Payables:
Due to broker	11,405
Accrued Liabilities:
Investment adviser fees	10,133
Trustees' fees and expenses	54
Fund services fees	5,101
Other expenses	10
Total Liabilities	506,807

NET ASSETS	$18,528,118

COMPONENTS OF NET ASSETS
Paid-in capital	$20,164,269
Accumulated net investment loss	(20,313)
Accumulated net realized loss	(2,291,408)
Net unrealized appreciation	675,570
NET ASSETS	$18,528,118

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	1,946,639

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $18,528,118)	$9.52
See Notes to Financial Statements.	18

CVR DYNAMIC ALLOCATION FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED MAY 31, 2016

INVESTMENT INCOME
Dividend income .	$141,926
Interest income	1,485
Total Investment Income	143,411

EXPENSES
Investment adviser fees	104,607
Fund services fees	57,277
Custodian fees	2,911
Registration fees	5,192
Professional fees	14,122
Trustees' fees and expenses	2,197
Miscellaneous expenses	18,327
Total Expenses	204,633
Fees waived and expenses reimbursed	(51,184)
Net Expenses	153,449

NET INVESTMENT LOSS	(10,038)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(2,127,436)
Foreign currency transactions	(3,036)
Futures	(52,960)
Net realized loss	(2,183,432)
Net change in unrealized appreciation (depreciation) on:
Investments	931,145
Foreign currency translations	41,997
Futures	(24,496)
Net change in unrealized appreciation (depreciation)	948,646
NET REALIZED AND UNREALIZED LOSS	(1,234,786)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,244,824)

See Notes to Financial Statements.	19

CVR DYNAMIC ALLOCATION FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2016	For the Year Ended November 30, 2015
OPERATIONS
Net investment loss	$(10,038)	$(90,474)
Net realized gain (loss)	(2,183,432)	141,622
Net change in unrealized appreciation (depreciation)	948,646	(1,338,106)
Decrease in Net Assets Resulting from Operations	(1,244,824)	(1,286,958)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain:
Institutional Shares	(7,352)	(122,144)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	905,990	6,744,306
Reinvestment of distributions:
Institutional Shares	7,352	122,144
Redemption of shares:
Institutional Shares	(3,846,425)	(2,236,223)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,933,083)	4,630,227
Increase (Decrease) in Net Assets	(4,185,259)	3,221,125

NET ASSETS
Beginning of Period	22,713,377	19,492,252
End of Period (Including line (a))	$18,528,118	$22,713,377

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	93,970	638,603
Reinvestment of distributions:
Institutional Shares	754	11,745
Redemption of shares:
Institutional Shares	(403,497)	(219,467)
Increase (Decrease) in Shares	(308,773)	430,881

(a) Accumulated net investment loss	$(20,313)	$(10,275)

See Notes to Financial Statements.	20

CVR DYNAMIC ALLOCATION FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended May 31, 2016		For the Year Ended November 30, 2015	December 30, 2013 (a) Through November 30, 2014
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.07		$10.68	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.01)		(0.04)	(0.07)
Net realized and unrealized gain (loss)	(0.54)		(0.50)	0.68
Net gain from contribution by affiliate	-		-	0.07
Total from Investment Operations	(0.55)		(0.54)	0.68

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	—	(c)	(0.07)	—
NET ASSET VALUE, End of Period	$9.52		$10.07	$10.68
TOTAL RETURN	(5.43	)%(d)	(5.11)%	6.80	%(d)(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$18,528	$22,713		$19,492
Ratios to Average Net Assets:(f)
Net investment loss	(0.11	)%(g)	(0.41)%	(0.70	)%(g)
Net expenses (h)	1.61	%(g)	1.52%	1.47	%(g)
Gross expenses (i)	2.15	%(g)	2.26%	3.14	%(g)
PORTFOLIO TURNOVER RATE	78	%(d)	129%	157	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Less than $0.01 per share.
(d)		Not annualized.
(e)
Calculation includes affiliate reimbursements and gains incurred on the contribution of capital. Excluding the effect of the net reimbursements from the Fund's ending net asset value per share, total return for the period ending November 30, 2014, would have been 6.10%.

(f)		The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(g)		Annualized.
(h)		Net expenses include reimbursement of indirect fees by the Adviser, such as acquired fund fees and expenses.
(i)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	21

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2016

Note 1. Organization
The CVR Dynamic Allocation Fund (the "Fund") is a diversified portfolio of Forum Funds II (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on December 30, 2013. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of May 31, 2016, Investor Shares had not commenced operations. The Fund seeks long-term capital appreciation while preserving capital in declining markets.
Note 2. Summary of Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Exchange-traded securities (such as shares of exchange-traded funds) and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or in the absence of a sale at the mean of the last bid and asked prices. Forward currency contracts are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Shares of non-exchange traded open-end mutual funds are valued at net asset value ("NAV"). Short-term investments that mature in 60 days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust's Valuation Committee, as defined in the Fund's registration statement, performs certain functions as they relate to the administration and oversight of the Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of May 31, 2016, for the Fund's investments is included in the Fund's Schedule of Investments.

22

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2016

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund's foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of net asset value. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its net asset value.
The values of each individual forward currency contract outstanding as of May 31, 2016, are disclosed in the Fund's Schedule of Investments.
Futures Contracts – The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of May 31, 2016, for the Fund, are disclosed in the Schedule of Investments.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code") and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund will file a U.S. federal income and excise tax return as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of May 31, 2016, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

23

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2016

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes the Fund may concentrate cash with the Fund's custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation ("FDIC") insurance limits. As of May 31, 2016, the Fund held $1,585,929 as cash reserves at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – CVR Portfolio Funds LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.10% of the Fund's average daily net assets.
The Adviser has employed a sub-adviser to manage a portion of the Fund's assets. The sub-advisory fee, calculated as a percentage of the Fund's average daily net assets managed by the subadviser, is paid by the Adviser.
Distribution – Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 of the Act. Under the Plan, the  Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the  Fund's average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees' fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Expenses Reimbursed and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse certain expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 1.65% for Institutional Shares through March 31, 2017. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. The contractual waivers may be changed or eliminated at any time with the consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the period ended May 31, 2016, fees waived and expenses reimbursed were as follows:
Investment Adviser Fees Waived	Acquired Fund Fees and Expenses Reimbursed by Adviser	Other Waivers	Total Fees Waived and Expenses Reimbursed
$37,536	$3,463	$10,185	$51,184

24

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2016

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement, is approved by the Fund's Board of Trustees and does not cause the net annual fund operating expenses of a class to exceed the expense cap in place at the time the fees were waived. As of May 31, 2016, the following amounts are subject to recapture by the Adviser:
	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
November 30, 2014	$160,247	November 30, 2017	$-
November 30, 2015	$126,333	November 30, 2018	$-
May 31, 2016	$40,999	November 30, 2019	$-
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended May 31, 2016, were $11,664,691 and $15,217,875, respectively.
Note 7. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended May 31, 2016, for any derivative type that was held during the year is as follows:
Forward Currency Contracts	$100,967,805
Futures Contracts	$29,446,736

The Fund's use of derivatives during the period ended May 31, 2016, was limited to forward currency contracts and futures contracts.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of May 31, 2016:
Location:	Interest Risk	Commodity Risk	Currency Risk	Equity Risk	Total
Asset derivatives:
Unrealized gain on forward currency contracts	$-	$-	$417,209	$-	$-
Receivable – variation margin	(207)	1,557			1,350
Liability derivatives:
Unrealized loss on forward currency contracts	$-	$-	$(480,104)	$-	$-

Realized and unrealized gains and losses on derivatives contracts during the period ended May 31, 2016, by the Fund are recorded in the following locations on the Statement of Operations:
Location:	Interest Risk	Commodity Risk	Currency Risk	Equity Risk	Total
Net realized gain (loss) on:
Futures	$(11,901)	$(37,009)	$-	$(4,050)	$(52,960)
Realized loss for forward currency contracts	-	-	(3,619)	-	(3,619)
Total net realized gain (loss)	$(11,901)	$(37,009)	$(3,619)	$(4,050)	$(56,579)

Net change in unrealized appreciation (depreciation) on:
Forward Currency Contracts	$-	$-	$41,690	$-	$41,690
Futures	(11,719)	836	-	(13,613)	(24,496)
Total net change in unrealized appreciation (depreciation)	$(11,719)	836	$41,690	$(13,613)	$17,194

25

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2016

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at May 31, 2016. These amounts may be collateralized by cash or financial instruments.
	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Assets:
Over-the-counter derivatives*	$418,559	$-	$-	$418,559
Liabilities:
Over-the-counter derivatives*	$(480,104)	$418,559	$61,545	$-

*   Over-the-counter derivatives consists of forward currency contracts and futures contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Investments.
** The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Note 8. Federal Income Tax
As of November 30, 2015, distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed Long-Term Gain	$7,335
Capital and Other Losses	(105,434)
Unrealized Depreciation	(285,876)
Total	$(383,975)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and mark to market on section 988 currency contracts and section 1256 futures contracts.
For tax purposes, the prior year post-October loss was $47,983 and the prior deferred late year ordinary loss was $57,451 (realized during the period November 1, 2015 through November 30, 2015). These losses were recognized for tax purposes on the first business day of the Fund's current fiscal year, December 1, 2015.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.
26

CVR DYNAMIC ALLOCATION FUND ADDITIONAL INFORMATION MAY 31, 2016

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (855) 328-7691 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. The Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 328-7691 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015, through May 31, 2016.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	December 1, 2015	May 31, 2016	Period*	Ratio*
Institutional Shares
Actual	$1,000.00	$945.71	$7.83	1.61%
Hypothetical (5% return before taxes)	$1,000.00	$1,016.95	$8.12	1.61%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 to reflect the half-year period.
27

 [INTENTIONALLY LEFT BLANK]

CVR DYNAMIC ALLOCATION FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 328-7691 (toll free)

INVESTMENT ADVISER
CVR Portfolio Funds LLC
One Bromfield Street, Suite 5100
Boston, MA 02108

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

219-SAR-0516

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	July 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	July 6, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	July 6, 2016